Insurance contracts	3 Months Ended
Mar. 31, 2024
Insurance contracts
Insurance contracts

5.    Insurance contracts

The following tables provide reconciliations of the Company’s portfolios of insurance and reinsurance contracts, showing the change in insurance and reinsurance contract receivables (liabilities) as of March 31, 2024 and December 31, 2023. These receivables are recognized in the consolidated balance sheet within trade accounts and other receivables from unrelated parties.

Reinsurance contract receivables and liabilities

in € THOUS

	2024			2023
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future	for non-
	flows	financial risk	Total	cash flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	53,137	(931)	52,206	23,925	(1,801)	22,124
Incurred claims and other directly attributable expenses	(169,404)	174	(169,230)	(166,161)	825	(165,336)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC (1)	(18,517)	—	(18,517)	1,544	—	1,544
Claims and other directly attributable expenses paid	—	—	—	(387,949)	—	(387,949)
Premium revenue	179,913	—	179,913	583,269	—	583,269
Foreign currency translation and other changes	1,139	(20)	1,119	(1,491)	45	(1,446)
Reinsurance contract receivables (liabilities) at the end of the period	46,268	(777)	45,491	53,137	(931)	52,206

(1)	Changes that relate to past service include premium revenue for past performance years of €568 and €9,038 as of March 31, 2024 and December 31, 2023, respectively.

Insurance contract receivables and liabilities

in € THOUS

	2024			2023
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future	for non-
	flows	financial risk	Total	cash flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	27,389	(553)	26,836	20,669	(254)	20,415
Incurred claims and other directly attributable expenses	(193,179)	84	(193,095)	(208,884)	(314)	(209,198)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC (1)	(2,891)	—	(2,891)	(2,666)	—	(2,666)
Claims and other directly attributable expenses paid	—	—	—	(423,377)	—	(423,377)
Premium revenue	205,750	—	205,750	642,529	—	642,529
Foreign currency translation and other changes	648	(12)	636	(882)	15	(867)
Insurance contract receivables (liabilities) at the end of the period	37,717	(481)	37,236	27,389	(553)	26,836

(1)	Changes that relate to past service include a reduction in premium revenue for past performance years of €3,303 and €7,696 as of March 31, 2024 and December 31, 2023, respectively.